Distribution of Income from Operations by Geographical Area (Detail) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges			$ 31,477
Restructuring Charges			(5,002)
Income from Operations	15,506	25,678	26,475	52,456
IRELAND
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges			(1,797)
Restructuring Charges			(85)
Income from Operations	(4,386)	13,526	(1,882)	23,060
Rest of Europe
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges			16,841
Restructuring Charges			(1,803)
Income from Operations	11,368	5,072	15,038	12,931
UNITED STATES
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges			12,891
Restructuring Charges			(3,114)
Income from Operations	6,600	5,763	9,777	13,432
Other
Segment Reporting Information [Line Items]
Income from Operations Excluding Restructuring Charges			3,542
Income from Operations	$ 1,924	$ 1,317	$ 3,542	$ 3,033